Revenue and related balances - Schedule (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 55,433	$ 46,506	$ 159,890	$ 131,559
Subscription revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	52,615	43,588	150,326	123,278
Professional services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 2,818	$ 2,918	$ 9,564	$ 8,281